Calculation of Weighted Average Number of Dilutive Shares of Common Stock (Detail)	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Common Stock to be issued upon conversion of convertible preferred stock	193,333	266,667	38,269	176,115	163,000
Outstanding warrants	282,866	283,156	400,968	572,260	553,012
Outstanding options	277,240	231,748	156,477	156,477	113,483
Total potentially dilutive shares of Common Stock	753,440	781,571	595,715	904,852	829,495